THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON MARCH 11, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment             [ X ]; Amendment Number:    1
                                                            --------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ------------------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ------------------------------------------
            New York, NY 10019
            ------------------------------------------


 Form 13F File Number: 28-06341
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    212-457-8010
          --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian Jackelow               New York, NY                  March 17, 2004
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     1
                                              ----------------

Form 13F Information Table Entry Total:               20
                                              ----------------

Form 13F Information Table Value Total:             602,572    (thousands)
                                              -----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.        Form 13F File Number       Name
  ---        --------------------       ----
   1         28-06339                   SAB Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC     COM          02209S103     105,139   1,932,000    SH             DEFINED         1    1,932,000      0     0
ALTRIA GROUP INC
 JAN 05 20 PUTS      PUT          02209S953      27,259     500,900    SH    PUT      DEFINED         1      500,900      0     0
ALTRIA GROUP INC
 JAN 05 30 PUTS      PUT          02209S953      27,210     500,000    SH    PUT      DEFINED         1      500,000      0     0
ANTHEM INC           COM          03674B104      70,125     935,000    SH             DEFINED         1      935,000      0     0
ASPEN INSURANCE
 HOLDINGS LTD        SHS          G05384105       3,225     130,000    SH             DEFINED         1      130,000      0     0
BANTA CORP           COM          066821109       3,163      78,100    SH             DEFINED         1       78,100      0     0
BEAR STEARNS COS
 INC                 COM          073902108      39,335     492,000    SH             DEFINED         1      492,000      0     0
CEMEX S A       SPON ADR 5 ORD    151290889      21,746     830,000    SH             DEFINED         1      830,000      0     0
EDISON INTL          COM          281020107      58,180   2,653,000    SH             DEFINED         1    2,653,000      0     0
HELEN OF TROY
 CORP LTD            COM          G4388N106      35,988   1,555,242    SH             DEFINED         1    1,555,242      0     0
INFOSPACE INC       COM NEW       45678T201      11,532     500,300    SH             DEFINED         1      500,300      0     0
JOURNAL
 COMMUNICATIONS
 INC                 CL A         481130102         371      20,000    SH             DEFINED         1       20,000      0     0
PG&E CORP            COM          69331C108      65,676   2,365,000    SH             DEFINED         1    2,365,000      0     0
PFSWEB INC           COM          717098107         587     367,000    SH             DEFINED         1      367,000      0     0
PLATINUM
 UNDERWRITER
 HLDGS L             COM          G7127P100       6,000     200,000    SH             DEFINED         1      200,000      0     0
PXRE GROUP LTD       COM          G73018106      27,306   1,158,500    SH             DEFINED         1    1,158,500      0     0
RAYONIER INC         COM          754907103      22,419     540,085    SH             DEFINED         1      540,085      0     0
STANDARD PAC
 CORP NEW            COM          85375C101      21,872     450,500    SH             DEFINED         1      450,500      0     0
TV AZTECA S A
 DE C V         SPONSORED ADR     901145102      21,479   2,360,300    SH             DEFINED         1    2,360,300      0     0
XCEL ENERGY INC       COM         98389B100      33,960   2,000,000    SH             DEFINED         1    2,000,000      0     0